Deposits	12 Months Ended
Dec. 31, 2024
Disclosure of deposits [abstract]
Deposits

NOTE 23. DEPOSITS
Deposits break down as follows as of the indicated dates:

	12.31.24	12.31.23
In Pesos	10,902,212,782	8,518,215,663
Checking Accounts	2,001,075,325	1,442,250,764
Savings Accounts	4,396,956,345	3,880,354,057
Time Deposits	4,110,005,621	2,124,155,164
Time Deposits – UVA	88,749,469	93,470,111
Others	70,979,805	664,304,482
Interest and Adjustments	234,446,217	313,681,085
In Foreign Currency	7,732,118,043	3,911,252,986
Savings Accounts	7,165,198,636	3,468,517,671
Time Deposits	546,277,380	402,901,170
Others	19,570,214	38,948,429
Interest and Adjustments	1,071,813	885,716
Total	18,634,330,825	12,429,468,649
The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.